Average Annual Total Returns - FidelitySeries0-55YearInflation-ProtectedBondIndexFunds-ComboPRO - FidelitySeries0-55YearInflation-ProtectedBondIndexFunds-ComboPRO - Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund
	Mar. 01, 2024
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	4.65%
Since Inception	1.26%	[1]
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.59%
Since Inception	(0.14%)	[1]
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.75%
Since Inception	0.37%	[1]
IXW3Z
Average Annual Return:
Past 1 year	4.57%
Since Inception	1.34%	[1]

[1]	AFrom August 13, 2021.